FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Climate Change Risk (Details) - Unsecured Debt - Senior Unsecured, Covenant-based, Sustainability-linked Lending Bank Credit Facilities	Dec. 31, 2023 facility item
Debt
Line of credit facility, facilities, number | facility	2
Line of credit facility, facilities, sustainability performance targets, number | item	3